Form 13F Holdings Report Initial Filing

                    	UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Management Company LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     August 13, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     235005


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Allete Inc.                 COMMON              018522102     4203   126216     X    SOLE                   126216
Alaris Medical Systems      COMMON              011637105     6060   274602     X    SOLE                   274602
Aventis ADR                 COMMON              053561106      162     2128     X    SOLE                     2128
AT&T Wireless               COMMON              00209A106    45918  3206540     X    SOLE                  3206540
Comdisco Hldg Co Inc        COMMON              200334100     2049    78811     X    SOLE                    78811
Conseco Com                 COMMON              208464883     4233   212706     X    SOLE                   212706
Eagle Materials Inc. CL B   COMMON              26969P207     1965    28379     X    SOLE                    28379
FEMSA                       COMMON              344419106    11771   256793     X    SOLE                   256793
Gartner Inc Class B         COMMON              366651206     4505   349496     X    SOLE                   349496
Liberty Media- A            COMMON              530718105    11264  1252989     X    SOLE                  1252989
Liberty Media International COMMON              530719103     1752    47229     X    SOLE                    47229
Maxwell Shoe Inc            COMMON              577766108     5813   250127     X    SOLE                   250127
Mandalay Resort Group       COMMON              562567107    18780   273602     X    SOLE                   273602
McLeod USA                  COMMON              582266706       19    39571     X    SOLE                    39571
Metro Goldwin Mayer         COMMON              591610100     1823   150664     X    SOLE                   150664
Neighborcare Inc            COMMON              64015Y104    11471   366135     X    SOLE                   366135
Neiman Marcus cl B          COMMON              640204301     2440    47110     X    SOLE                    47110
News Corp Ltd. A class      COMMON              652487802     1356    41232     X    SOLE                    41232
Plains Resources Inc.       COMMON              726540503     3703   218460     X    SOLE                   218460
Seacoast Financial          COMMON              81170Q106     3736   107983     X    SOLE                   107983
Stelmar Shipping LTD        COMMON              V8726M103     4566   137735     X    SOLE                   137735
Sovereign Bancorp           COMMON              845905108     3402   153955     X    SOLE                   153955
Tularik Inc.                COMMON              899165104     1945    78419     X    SOLE                    78419
Titan Corp                  COMMON              888266103     1594   122834     X    SOLE                   122834
Wellpoint Health            COMMON              94973H108    77469   691625     X    SOLE                   691625
Alaris Medical July 20 Call OPTION              011637105       18       77     X    SOLE                       77
AT&T  Jan 10 '05 call       OPTION              00209A106     1971     4379     X    SOLE                     4379
Conseco Sept 20 Call        OPTION              208464883      124     1302     X    SOLE                     1302
Cox Sept 30 Put             OPTION              224044107      322     1240     X    SOLE                     1240
Mandalay Resort Jan 65 call OPTION              562567107      345      689     X    SOLE                      689
Titan Corp July 17.5 put    OPTION              888266103      226      514     X    SOLE                      514